DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 RUB (₽) customer	Dec. 31, 2021 RUB (₽) customer	Dec. 31, 2020 RUB (₽) customer	Dec. 31, 2022 USD ($)
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00		70.3375			70.3375
Loyalty program:
Loyalty points redemption period		3 years
Current statistical period of loyalty points redemption		1 year
Comprehensive Income
Accumulated other comprehensive income		₽ 24,258	₽ 16,193	₽ 17,923	$ 344.9
Sales Revenue, Net | Customer Concentration Risk
Certain Risks and Concentrations
Number of customers or groups of affiliated customers represented more than 10% of Group's consolidated revenue		0	0	0
Minimum | Accredited IT outsourcing providers
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	1.30%	0.30%	0.30%	0.30%
Minimum | Other companies
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.30%	15.30%	15.30%	15.30%
Maximum | Accredited IT outsourcing providers
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	7.80%	14.00%	14.00%	14.00%
Maximum | Other companies
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	31.30%	31.30%	31.30%	31.30%